As filed with the Securities and Exchange Commission on July 18, 2022

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 346	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 348	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, New York 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 20, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  327 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on February 17, 2022, and pursuant to Rule 485(a)(1) would become effective on April 18, 2022.

Post-Effective Amendment No. 333 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 3, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 337 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 23, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 339 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 6, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 341 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 28, 2022 as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 344 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 19, 2022 as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 346 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 346 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 346 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on July 18, 2022.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 346 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chairman of the Board	July 18, 2022
Daniel D. O’Neill

/s/ Angela Brickl	Trustee	July 18, 2022
Angela Brickl

/s/ Jacob C. Gaffey*	Trustee	July 18, 2022
Jacob C. Gaffey

/s/ David L. Driscoll*	Trustee	July 18, 2022
David L. Driscoll

/s/ Henry W. Mulholland*	Trustee	July 18, 2022
Henry W. Mulholland

/s/ Kathleen M. Berkery*	Trustee	July 18, 2022
Kathleen M. Berkery

/s/ Mary Jo Collins*	Trustee	July 18, 2022
Mary Jo Collins

/s/ Carlyle Peake*	Trustee	July 18, 2022
Carlyle Peake

/s/ Patrick J. Rudnick*	Principal Executive Officer	July 18, 2022
Patrick J. Rudnick

/s/ Corey Noltner*	Principal Financial Officer	July 18, 2022
Corey Noltner

*By: /s/ Angela Brickl

Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 343 to the Trust’s Registration Statement filed with the SEC on June 17, 2022.